PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2023
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

NOTE 13 – PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

Short term provisions

	2023	2022

Provision for settlement of legal proceedings (*)	—	429,028
Provision for Competition Authority penalty (**)	3,627	157,596
Provision for Turkish Capital Markets Board fee (***)	52,976	39,125
Provision for legal disputes (****)	25,125	25,146

	81,728	650,895

(*) On 28 September 2021, a shareholder filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the Supreme Court of the State of New York. The plaintiff asserted a cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

On 21 October 2021, an alleged holder of the Company’s American Depositary Shares’ filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the United States District Court for the Southern District of New York. The plaintiff asserted a cause of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

As at 31 December 2021, the cases were at a very early stage. At that time, the Company and its legal advisors concluded that, due to the uncertainty as to the final outcome of the litigation, no provision should be recognized in the consolidated financial statements as at 31 December 2021.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

After negotiations, the parties agreed to a settlement with no admission of liability on 2 December 2022, pursuant to which the Group agreed to pay TRY429,028 thousand (USD13,900 thousand) to resolve both actions in their entirety and a provision was recognized in the consolidated financial statements as at.31 December 2022.

On 20 April 2023, the United States District Court for the Southern District of New York issued an order granting the plaintiffs’ motion for preliminary approval of the Settlement, and later issued a final approval during a fairness hearing held on 1 August 2023. In May 2023, following preliminary approval of the Settlement by the United States District Court Southern District of New York, the Company paid TRY388,791 thousand (USD13,900 thousand) into an escrow account in accordance with the terms of the Settlement Agreement. The State Court Action was dismissed by the state court with prejudice on 22 September 2023, and the appeal period regarding the State Court Action expired. As a result, both of the Actions have been finally resolved without admission of any wrongdoing.

According to a contribution agreement entered into between the Company and TurkCommerce B.V. on 28 September 2023, TurkCommerce B.V. agreed to contribute TRY121,820 thousand (USD 3,975 thousand) towards the settlement amount and the Company agreed to purchase 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. against payment of TRY169,843 thousand (USD 5,732 thousand) which was partially offset by the TRY121,820 thousand settlement contribution amount owed by TurkCommerce B.V. The share buyback was approved by the Board of Directors on 22 August 2023. The transaction regarding acquisition of 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. was completed on 18 October 2023.

(**) In April 2021, the Turkish Competition Authority (the “TCA”) initiated an investigation against 32 companies regarding anti-competitive agreements in the labor markets (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding the Group). On 18 August 2021, the Group received a notification from the TCA stating that the Competition Board, the executive body of the TCA, had decided to initiate an investigation on 5 August 2021 against 11 companies including Hepsiburada the subject of which is same with the existing April 2021 investigation and merged these two investigations. The Group received TCA’s report on the investigation on April 18th, 2022. In the investigation report the rapporteurs are of the opinion that the Group is in violation of the Competition Law which prohibits anti-competitive agreements in the labor markets and administrative fine will be imposed. It is important to state that this report shows the opinion of the rapporteurs, and the Competition Board will make the final decision. The Group expects that the final decision will be rendered within the next 6 months. If the Competition Board considers that there is a violation in line with the report of the rapporteurs, according to the “Regulation on Fines to Apply in Cases of Agreements, Concerted Practices and Decisions Limiting Competition, and Abuse of Dominant Position” (Penal Regulation), a ratio between 2% and 4% of the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with tax legislation, of the previous year (2021) shall be taken as a basis for penalty. Since the management and legal advisors concluded that the cash outflow is probable, the Group recognized a provision amounting to TRY345,173 thousand in its consolidated financial statements, as its best estimate in 2021. The amount was calculated by applying 2% to the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with the tax legislations for the year ended 31 December 2021 and reduced by 25% for early payment discount on the amount calculated, if the administration fine will be paid within 30 days, an option which the management will exercise. In 2022, on the basis of legal opinion which considered similar cases, the provision expense was recalculated as TRY157,596 thousand, representing 1.5% of annual net revenues as reported in statutory financial statements in accordance with the tax legislations for 2021 and reduced by 25% for early payment discount on the amount calculated. The TCA board, at its own discretion, may also apply a discount between 25% and 60% of the total penalty if they decide to apply extenuating circumstances. In calculating the provision, the Group estimated that a 25% discount would be applied on total penalty, which resulted in the reduction in the calculation from 2% of revenues to 1.5% and then also reduced by 25% for early payment discount on the amount calculated.

Following an oral defense meeting on 18 July 2023, the Competition Board concluded its investigation and rendered its decision on 31 July 2023, stating that the Group had violated Article 4 of the Competition Law prohibiting anti-competitive agreements. The Competition Board imposed an administrative fine in the amount of TRY3,627 thousand (with a 25% discount on early payment) on Hepsiburada for which we had recognized a provision of TRY157,596 thousand (as adjusted for inflation) in our consolidated financial statements for the year ended 31 December 2022. As of the date hereof, we have not yet received the reasoned decision from the TCA.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

In addition, with respect to the on-site inspection conducted by the Competition Board in June 2021 in connection with the abovementioned investigation, an administrative fine in the amount of TRY58,129 thousand was imposed based on the conclusion that the on-site inspection was hindered. Subsequently, TRY43,597 thousand (historical value: TRY26,150 thousand) was paid by the Group on 11 November 2022 (reflecting a 25% discount due to an early payment), without prejudice to the Group’s right to file a lawsuit against the fine. The Company requested reconsideration of the decision from the Competition Board on 9 December 2022, but the Competition Board’s decision was not reversed. Thereafter, an administrative case was filed with the Ankara Administrative Courts for the reversal of the Competition Board’s decision on 30 December 2022. On 12 March 2023, new legislation entered into force in Türkiye (Law No. 7440 on the Restructuring of Certain Receivables and Amendments to Certain Laws) making entities involved in administrative proceedings eligible to receive a 50% discount on any administrative fines imposed on them by the authorities, provided such entities abandoned the proceedings. To benefit from this discount, the Group abandoned its case against the Competition Authority and the Group has decided to deduct this amount from the tax debt to be paid in the amount of TRY16,428 thousand (historical value: TRY13,075 thousand, as the refund which corresponds to 50% of the administrative fine paid by the Group).

(***)The Group have initiated litigation for annulment of the Turkish Capital Markets Board (the “TCM Board”) decision regarding a fee imposed by the TCM Board on the Company. Following the IPO of the Company on the Nasdaq Stock Exchange, the TCM Board imposed a “Board registration fee” amounting to over TRY39,125 thousand, including interest accruing on this fee, attorney’s fees and the costs of the proceedings. The TCM Board fee was calculated based upon the shares sold in our IPO, including the shares sold by TurkCommerce B.V. The Company applied to the TCM Board with an objection letter on 30 July 2021. A year later, on 31 May 2022, the Company received a reply letter from the TCM Board maintaining their initial decision. The Company has initiated proceedings for annulment of the decision. The Company filed the case on 15 June 2022. The court dismissed the Company’s request for suspension of execution of the decision of the TCM Board, and the Court of First Instance dismissed the case, which was notified to the Group on 23 March 2023. The Company appealed the decision on 17 April 2023. Based on events occurring during 2022, management and legal advisors concluded that the cash outflow is probable, and therefore the Group recognized a provision amounting to TRY39,125 thousand in its consolidated financial statements, as its best estimate as at 31 December 2022.

On 4 May 2023, the request for stay of execution was rejected by the Ankara Regional Administrative Court. On 22 February 2024, the Ankara Regional Administrative Court dismissed Hepsiburada’s request to appeal. Hepsiburada appealed the decision before the Council of State on 10 March 2024.

Although the appeal is ongoing, on 19 June 2023, the TCM Board notified the Group that the Board Registration Fee should be paid in accordance with the calculation method of the TCM Board. The Company responded to the TCM Board with a letter on 3 July 2023, to object to the calculation method of the TCM Board. On 19 July 2023, the Company received a reply letter from the TCM Board stating that the objection of the Company was rejected. On 22 August 2023, a separate litigation for the annulment of the case was initiated by the Company before the Ankara Regional Administrative Court requesting a stay of execution of the TCM Board’s decision to reject the Company’s objection. Although the stay of execution request was rejected by the Ankara Regional Administrative Court on 30 November 2023, the lawsuit is pending as of the date of these consolidated financial statements. Based on events occurring during 2023, management and legal advisors concluded that the cash outflow is probable, and therefore the Group increased its provision to TRY52,976 thousand in its consolidated financial statements, as its best estimate as at 31 December 2023, taking into account the notification of the TCM Board dated 19 June 2023.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

(****) Legal disputes mainly comprise labour lawsuits claimed against the Group and investigations conducted by the Personal Data Protection Authority.

The movements in provisions for the years ended 31 December 2023 and 2022 are as follows:

		Current	Paid	Foreign
	1 January	year	during	exchange	Monetary	31 December
	2023	charge/(reverse)	the year	valuation	gain	2023

Settlement of legal proceedings	429,028	—	(388,792)	14,802	(55,038)	—
Provision for Turkish Capital Markets Board fee	39,125	24,028	—	11,894	(22,071)	52,976
Competition Authority penalty	157,596	(126,589)	—	—	(27,380)	3,627
Legal disputes	25,146	18,604	(5,992)	—	(12,633)	25,125

	650,895	(83,957)	(394,784)	26,696	(117,122)	81,728

		Current	Paid
	1 January	year	during	Monetary	31 December
	2022	charge/(reverse)	the year	gain	2022

Settlement of legal proceedings	—	462,452	—	(33,424)	429,028
Provision for Turkish Capital Markets Board fee	—	39,125	—	—	39,125
Competition Authority penalty	345,173	(9,555)	(43,597)	(134,425)	157,596
Legal disputes	13,256	22,312	(2,091)	(8,331)	25,146

	358,429	514,334	(45,688)	(176,180)	650,895

Contingent liabilities

Within the scope of the preliminary investigation initiated by the Competition Board’s decision dated 31 August 2023 to determine whether the Group has violated Article 4 of the Law with the automatic pricing mechanism, the Competition Authority Experts conducted an on-site inspection at Group headquarters on 31 August 2023. Subsequently, the information and documents requested by the Board were submitted by the Group. On 31 October 2023, an on-site inspection was conducted by the Authority Experts at the headquarters of the Group, and at the same time, as a result of the preliminary investigation conducted by the Board, the Board decided to initiate an investigation (against the Group and other e-commerce companies) and the Group were notified the investigation decision by hand on 19 October 2023. The investigation is still ongoing. The first written defense was submitted on 30 November 2023. Based on the Group’s legal expert opinion, it is possible to close the case without a fine by submitting an undertaking to the Competition Authority to address the competitive concerns raised by the Competition Authority. Therefore, the Group have submitted our undertaking application to the Competition Authority on 30 January 2024 and no provision has been recognized in consolidated financial statements. This undertaking is under review by the TCA, however, on 21 March 2024, the TCA decided to extend its investigation period by six months ending in October 2024. If the undertaking is accepted by the TCA, the case will be closed with no administrative fine being imposed.

NOTE 13 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Contingent liabilities (Continued)

On 12 March 2024, the TCA initiated a separate preliminary investigation to determine whether one of the Group’s merchant and e-commerce platforms including Hepsiburada had violated Articles 4 and 6 of the Competition Law. The Group believes that the reason for the preliminary investigation is regarding potential sale restrictions for the products/brands of which this merchant is the authorized distributor of these products/brands within Turkey. The preliminary investigation is still ongoing and we have been waiting for the decision of the Competition Board whether or not the investigation is initiated, therefore no provision has been recognized in consolidated financial statements.

The Group received requests from the Turkish tax authority for initiation of tax audits for the financial year 2022, with respect to corporate income tax and VAT, in October 2023, for D-Market, in February 2024, for D-Ödeme and in March 2024 for D-Fast. As of the approval date of these financial statements, tax investigations and submission of the requested information to the tax authority are ongoing and the Group has not received any further specific notification from the tax authority. The Group management and its tax advisors believe that the investigations are routine and ordinary, except for the one which is initiated for D-Market which relates to a specific type of transactions. The investigations are at an initial stage and the Group management and its tax advisors believe that there is no significant uncertain tax position of the Group for the respective year. Based on these facts and due to the uncertainty as to the final outcome of the investigations, no provision has been recognized in these consolidated financial statements.

Letters of guarantee given

The letters of guarantee provided to public institutions and suppliers are amounting to TRY3,599,609 thousand at 31 December 2023 (2022: TRY2,207,583 thousand).

Commitments

As at 31 December 2023, outstanding purchase commitments with respect to the acquisition of capital expenditures, purchase of technology and other services amounted to TRY292,976 thousand (2022: TRY532,300 thousand).